Disclosure of Supplementary Insurance Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of supplementary insurance information and deferred policy acquisition costs [Line Items]
Deferred policy acquisition costs	€ 9,729	€ 10,942	€ 10,530
Future policy benefits	306,311	326,964	327,841
Unearned premiums	5,447	5,822	5,202
Other policy claims and benefits	3,036	3,244	3,414
Premium revenue	22,826	23,453	22,925
Net investment income	7,338	7,788	8,525
Benefits, claims and losses	25,537	25,929	25,259
Amortization of deferred policy acquisition costs	770	837	1,055
Other operating expenses	5,155	5,513	5,543
Premiums written	19,395	20,277	19,946
Americas [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [Line Items]
Deferred policy acquisition costs	8,188	8,958	8,330
Future policy benefits	171,122	185,654	177,742
Unearned premiums	5,241	5,625	4,977
Other policy claims and benefits	1,982	2,151	1,991
Premium revenue	9,383	9,433	9,195
Net investment income	3,362	3,711	3,672
Benefits, claims and losses	8,585	8,913	8,240
Amortization of deferred policy acquisition costs	552	576	593
Other operating expenses	2,953	3,438	3,357
Premiums written	6,387	6,824	6,643
The Netherlands [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [Line Items]
Deferred policy acquisition costs	76	84	97
Future policy benefits	62,446	63,526	59,779
Unearned premiums	61	59	108
Other policy claims and benefits	932	977	1,316
Premium revenue	2,208	2,491	2,947
Net investment income	2,173	2,133	2,274
Benefits, claims and losses	4,430	3,726	4,641
Amortization of deferred policy acquisition costs	19	24	30
Other operating expenses	925	967	1,039
Premiums written	2,192	2,477	2,934
United Kingdom [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [Line Items]
Deferred policy acquisition costs	903	996	1,264
Future policy benefits	65,052	69,505	83,417
Unearned premiums	14	11	12
Other policy claims and benefits	6	6	5
Premium revenue	9,635	9,924	8,512
Net investment income	1,516	1,661	2,331
Benefits, claims and losses	11,796	12,618	11,541
Amortization of deferred policy acquisition costs	111	148	319
Other operating expenses	646	518	588
Premiums written	9,266	9,331	8,038
Central & Eastern Europe [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [Line Items]
Deferred policy acquisition costs	70	71	84
Future policy benefits	1,910	1,905	1,890
Unearned premiums	23	18	15
Other policy claims and benefits	86	75	70
Premium revenue	628	578	642
Net investment income	49	45	45
Benefits, claims and losses	416	395	563
Amortization of deferred policy acquisition costs	54	59	80
Other operating expenses	207	185	184
Premiums written	614	568	631
Spain & Portugal [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [Line Items]
Deferred policy acquisition costs	1	1	1
Future policy benefits	796	799	797
Other policy claims and benefits	15	12	10
Premium revenue	155	148	133
Net investment income	31	36	34
Benefits, claims and losses	153	143	151
Other operating expenses	93	90	74
Premiums written	150	143	128
Asia [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [Line Items]
Deferred policy acquisition costs	490	832	745
Future policy benefits	4,969	5,558	4,127
Unearned premiums	100	105	88
Other policy claims and benefits	15	22	20
Premium revenue	816	882	1,494
Net investment income	203	196	165
Benefits, claims and losses	153	130	119
Amortization of deferred policy acquisition costs	33	31	30
Other operating expenses	95	111	128
Premiums written	778	927	1,564
Holding and other activities [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [Line Items]
Deferred policy acquisition costs			9
Future policy benefits	16	16	89
Unearned premiums	8	4	2
Other policy claims and benefits			1
Premium revenue	1	(2)	2
Net investment income	5	6	4
Benefits, claims and losses	5	3	2
Amortization of deferred policy acquisition costs			3
Other operating expenses	76	66	57
Premiums written	8	7	7
Asset management [member]
Disclosure of supplementary insurance information and deferred policy acquisition costs [Line Items]
Other operating expenses	€ 159	€ 138	€ 117